Inventories and Supplies - Summary of Changes in Allowance for Inventory Obsolescence and Write-down (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes Of Inventories [Abstract]
Balances at beginning of the year	₱ 2,303	₱ 3,212
Provisions (Note 5)	934	471	₱ 1,528
Translation revaluation	(1)
Write-off	(56)	(136)
Reclassification	(209)	(220)
Cost of sales	(262)	(495)
Reversals	(346)	(529)
Balances at end of the year	₱ 2,363	₱ 2,303	₱ 3,212